Income Taxes - Narrative (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Line Items]
Minimum percentage of taxable income distributed to shareholders					90.00%
Expected distribution percentage of REIT taxable income in the current taxable year					100.00%
Income tax expense	$ 1,979,000	$ 2,650,000	$ 5,771,000	$ 5,144,000	$ 5,779,000	$ 4,906,000	$ 2,264,000
Amounts due to MGM under tax sharing agreement					0	0
Uncertain tax positions					0
Interest and penalties recorded					$ 0	$ 0
Income tax rate					21.00%	35.00%	35.00%
Taxable REIT subsidiaries
Real Estate [Line Items]
Income tax expense					$ 3,900,000
Taxable REIT subsidiaries | Continuing Operations [Member]
Real Estate [Line Items]
Income tax expense					1,200,000
Taxable REIT subsidiaries | Discontinued Operations [Member]
Real Estate [Line Items]
Income tax expense					$ 5,100,000